Investment Securities, Unrealized Loss Position, by Credit Rating (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	$ (5,151)
Fair value, available-for-sale securities	252,007	235,199
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	(99)
Fair value, held-to-maturity securities	12,247	0
Investment securities: [Abstract]
Gross unrealized losses, investment securities	(5,250)	(1,054)
Fair value, investment securities	264,254	235,199
Total debt securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(5,087)	(1,005)
Fair value, available-for-sale securities	248,622	232,414
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(329)	0
Fair value, available-for-sale securities	6,280	7,146
Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(727)	(444)
Fair value, available-for-sale securities	42,536	38,676
Total mortgage-backed securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(3,769)	(321)
Fair value, available-for-sale securities	148,791	133,184
Federal agencies [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(3,614)	(4)
Fair value, available-for-sale securities	117,591	97,285
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	(99)
Fair value, held-to-maturity securities	6,205
Residential [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(40)	(49)
Fair value, available-for-sale securities	12,453	15,931
Commercial [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(115)	(268)
Fair value, available-for-sale securities	18,747	19,968
Corporate debt securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(140)	(69)
Fair value, available-for-sale securities	21,227	21,333
Collateralized loan and other debt obligations [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(93)	(95)
Fair value, available-for-sale securities	20,159	13,188
Other [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(29)	(76)
Fair value, available-for-sale securities	9,629	18,887
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	0
Fair value, held-to-maturity securities	6,042
Total marketable equity securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(64)	(49)
Fair value, available-for-sale securities	3,385	2,785
Perpetual preferred securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(60)	(40)
Fair value, available-for-sale securities	1,865	2,176
Investment grade [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(4,909)
Fair value, available-for-sale securities	102,744
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	(99)
Fair value, held-to-maturity securities	6,153
Investment securities: [Abstract]
Gross unrealized losses, investment securities	(5,008)	(573)
Fair value, investment securities	108,897	18,139
Investment grade [Member] | Total debt securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(4,849)	(533)
Fair value, available-for-sale securities	102,012	17,485
Investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(329)	0
Fair value, available-for-sale securities	5,786	0
Investment grade [Member] | Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(671)	(378)
Fair value, available-for-sale securities	12,915	6,839
Investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(3,662)	(38)
Fair value, available-for-sale securities	71,718	4,435
Investment grade [Member] | Federal agencies [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(3,614)	(4)
Fair value, available-for-sale securities	68,177	2,247
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	(99)
Fair value, held-to-maturity securities	6,153
Investment grade [Member] | Residential [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(2)	(3)
Fair value, available-for-sale securities	177	78
Investment grade [Member] | Commercial [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(46)	(31)
Fair value, available-for-sale securities	3,364	2,110
Investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(96)	(19)
Fair value, available-for-sale securities	2,343	1,112
Investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(72)	(49)
Fair value, available-for-sale securities	7,376	2,065
Investment grade [Member] | Other [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(19)	(49)
Fair value, available-for-sale securities	1,874	3,034
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	0
Fair value, held-to-maturity securities	0
Investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(60)	(40)
Fair value, available-for-sale securities	732	654
Non-investment grade [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(238)
Fair value, available-for-sale securities	3,508
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	0
Fair value, held-to-maturity securities	0
Investment securities: [Abstract]
Gross unrealized losses, investment securities	(238)	(472)
Fair value, investment securities	3,508	3,981
Non-investment grade [Member] | Total debt securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(238)	(472)
Fair value, available-for-sale securities	3,508	3,981
Non-investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	0	0
Fair value, available-for-sale securities	0	0
Non-investment grade [Member] | Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(56)	(66)
Fair value, available-for-sale securities	443	532
Non-investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(107)	(283)
Fair value, available-for-sale securities	2,088	2,692
Non-investment grade [Member] | Federal agencies [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	0	0
Fair value, available-for-sale securities	0	0
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	0
Fair value, held-to-maturity securities	0
Non-investment grade [Member] | Residential [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(38)	(46)
Fair value, available-for-sale securities	1,297	1,747
Non-investment grade [Member] | Commercial [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(69)	(237)
Fair value, available-for-sale securities	791	945
Non-investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(44)	(50)
Fair value, available-for-sale securities	627	410
Non-investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(21)	(46)
Fair value, available-for-sale securities	169	218
Non-investment grade [Member] | Other [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	(10)	(27)
Fair value, available-for-sale securities	181	129
Held-to-maturity securities: [Abstract]
Gross unrealized losses, held-to-maturity securities	0
Fair value, held-to-maturity securities	0
Non-investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities: [Abstract]
Gross unrealized losses, available-for-sale securities	0	0
Fair value, available-for-sale securities	$ 0	$ 0